Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue, current liabilities	$ 1,072	$ 653
Deferred revenue, non current liabilities		$ 1,548